UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18 (f/k/a Prudential Jennison 20/20 Focus Fund)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2013 (Registrant changed its fiscal year end from January 31)

Date of reporting period:	10/31/2013

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 2.8%
Boeing Co. (The)	517,297	$67,507,259

Automobiles — 1.7%
Tesla Motors, Inc.*(a)	247,120	39,524,373

Biotechnology — 7.4%
Biogen Idec, Inc.*	287,980	70,321,836
BioMarin Pharmaceutical, Inc.*	729,695	45,839,440
Gilead Sciences, Inc.*(a)	835,911	59,341,322

		175,502,598

Chemicals — 2.1%
Monsanto Co.	477,661	50,097,086

Computers & Peripherals — 2.6%
Apple, Inc.	117,881	61,575,140

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	696,383	35,891,580

Electronic Equipment & Instruments — 2.8%
Flextronics International Ltd. (Singapore)*	8,406,346	66,326,070

Energy Equipment & Services — 3.2%
Halliburton Co.	1,418,745	75,236,047

Food Products — 6.0%
Bunge Ltd.	890,467	73,134,055
Mondelez International, Inc. (Class A Stock)	2,115,252	71,157,077

		144,291,132

Healthcare Providers & Services — 3.0%
Express Scripts Holding Co.*	744,423	46,541,326
UnitedHealth Group, Inc.	362,228	24,725,683

		71,267,009

Hotels, Restaurants & Leisure — 5.6%
Carnival Corp.	2,030,843	70,368,710
International Game Technology	3,365,150	63,264,820

		133,633,530

Independent Power Producers & Energy Traders — 2.6%
Calpine Corp.*	3,097,019	62,466,873

Insurance — 2.8%
MetLife, Inc.	1,421,652	67,258,356

Internet & Catalog Retail — 6.4%
Amazon.com, Inc.*	221,565	80,656,307
priceline.com, Inc.*	68,176	71,845,914

		152,502,221

Internet Software & Services — 8.0%
Facebook, Inc. (Class A Stock)*	889,876	44,725,168
Google, Inc. (Class A Stock)*	78,398	80,795,411
LinkedIn Corp. (Class A Stock)*	295,948	66,194,689

		191,715,268

IT Services — 3.6%
MasterCard, Inc. (Class A Stock)	120,200	86,195,420

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*(a)	415,903	38,891,090

Media — 1.9%
Liberty Global PLC (United Kingdom) (Class C Stock)*	606,144	45,375,940

Metals & Mining — 1.6%
Kinross Gold Corp. (Canada)	7,588,057	38,471,449

Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	762,583	72,666,534
Cobalt International Energy, Inc.*	2,573,579	59,732,769
Marathon Oil Corp.	1,892,256	66,720,947

		199,120,250

Personal Products — 2.0%
Avon Products, Inc.	2,790,033	48,825,578

Pharmaceuticals — 4.2%
Actavis PLC*	449,648	69,506,588
Allergan, Inc.	327,453	29,670,516

		99,177,104

Road & Rail — 1.5%
Canadian Pacific Railway Ltd. (Canada)	251,230	35,943,476

Software — 5.5%
Microsoft Corp.	1,719,426	60,781,709
Salesforce.com, Inc.*(a)	1,300,448	69,391,905

		130,173,614

Specialty Retail — 5.4%
Inditex SA (Spain), ADR	2,030,832	66,266,048
TJX Cos., Inc.	1,009,411	61,362,095

		127,628,143

Textiles, Apparel & Luxury Goods — 5.2%
Michael Kors Holdings Ltd.*	855,795	65,853,425
NIKE, Inc. (Class B Stock)	769,153	58,271,030

		124,124,455

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*	4,185,102	14,396,751

TOTAL LONG-TERM INVESTMENTS (cost $1,876,074,759)		2,383,117,812

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $158,242,632; includes $148,716,112 of cash collateral for securities on loan)(b)(c)	158,242,632	158,242,632

TOTAL INVESTMENTS — 106.5% (cost $2,034,317,391)(d)		2,541,360,444
LIABILITES IN EXCESS OF OTHER ASSETS — (6.5)%		(154,589,710)

NET ASSETS — 100.0%		$2,386,770,734

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,659,034; cash collateral of $148,716,112 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,047,668,064

Appreciation	604,909,145
Depreciation	(111,216,765)

Net Unrealized Appreciation	$493,692,380

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,383,117,812	$—	$—
Affiliated Money Market Mutual Fund	158,242,632	—	—

Total	$2,541,360,444	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities are exchanges valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy, as the adjustment factors are observable and considers to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18 (f/k/a Prudential Jennison 20/20 Focus Fund)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2013

*	Print the name and title of each signing officer under his or her signature.